Exhibit 99.1

World Omni Auto Receivables Trust 2025-C

Monthly Servicer Certificate

September 30, 2026

Dates Covered
Collections Period	09/01/26 - 09/30/26
Interest Accrual Period	09/15/26 - 10/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/26	712,582,400.55	31,205
Yield Supplement Overcollateralization Amount 08/31/26	41,802,456.43	0
Receivables Balance 08/31/26	754,384,856.98	31,205
Principal Payments	30,459,362.18	1,317
Defaulted Receivables	1,825,074.85	59
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/26	39,470,235.76	0
Pool Balance at 09/30/26	682,630,184.19	29,829

Pool Statistics	$ Amount	# of Accounts
Pool Factor	55.42%
Prepayment ABS Speed	1.70%
Aggregate Starting Principal Balance	1,302,934,912.86	45,742

Delinquent Receivables:
Past Due 31-60 days	11,142,555.24	425
Past Due 61-90 days	3,950,537.08	145
Past Due 91-120 days	925,453.27	40
Past Due 121+ days	0.00	0
Total	16,018,545.59	610

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.22%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.68%
Delinquency Trigger Occurred	NO

Recoveries	1,103,540.91
Aggregate Net Losses/(Gains) - September 2026	721,533.94
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.15%
Prior Net Losses/(Gains) Ratio	1.39%
Second Prior Net Losses/(Gains) Ratio	1.29%
Third Prior Net Losses/(Gains) Ratio	0.96%
Four Month Average	1.20%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.71%

Overcollateralization Target Amount	6,143,671.66
Actual Overcollateralization	6,143,671.66
Weighted Average Contract Rate	6.34%
Weighted Average Contract Rate, Yield Adjusted	9.32%
Weighted Average Remaining Term	50.56

Flow of Funds	$ Amount
Collections	35,530,350.75
Investment Earnings on Cash Accounts	19,473.63
Servicing Fee	(628,654.05)
Transfer to Collection Account	-
Available Funds	34,921,170.33

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,225,308.64
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	134,478.50
(5) Noteholders' Second Priority Principal Distributable Amount	5,238,974.76
(6) Class C Interest	70,455.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,300,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,143,671.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,808,281.77

Total Distributions of Available Funds	34,921,170.33

Servicing Fee	628,654.05
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,163,710,000.00
Original Class B	36,510,000.00
Original Class C	18,300,000.00

Total Class A, B, & C
Note Balance @ 09/15/26	706,169,158.95
Principal Paid	29,682,646.42
Note Balance @ 10/15/26	676,486,512.53

Class A-1
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-2a
Note Balance @ 09/15/26	84,475,966.58
Principal Paid	16,545,589.99
Note Balance @ 10/15/26	67,930,376.59
Note Factor @ 10/15/26	29.1546681%

Class A-2b
Note Balance @ 09/15/26	67,073,192.37
Principal Paid	13,137,056.43
Note Balance @ 10/15/26	53,936,135.94
Note Factor @ 10/15/26	29.1546681%

Class A-3
Note Balance @ 09/15/26	418,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	418,000,000.00
Note Factor @ 10/15/26	100.0000000%

Class A-4
Note Balance @ 09/15/26	81,810,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	81,810,000.00
Note Factor @ 10/15/26	100.0000000%

Class B
Note Balance @ 09/15/26	36,510,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	36,510,000.00
Note Factor @ 10/15/26	100.0000000%

Class C
Note Balance @ 09/15/26	18,300,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	18,300,000.00
Note Factor @ 10/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,430,242.14
Total Principal Paid	29,682,646.42
Total Paid	32,112,888.56

Class A-1
Coupon	4.35900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.19000%
Interest Paid	294,961.92
Principal Paid	16,545,589.99
Total Paid to A-2a Holders	16,840,551.91

Class A-2b
SOFR Rate	3.64850%
Coupon	3.99850%
Interest Paid	223,493.47
Principal Paid	13,137,056.43
Total Paid to A-2b Holders	13,360,549.90

Class A-3
Coupon	4.08000%
Interest Paid	1,421,200.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,421,200.00

Class A-4
Coupon	4.19000%
Interest Paid	285,653.25
Principal Paid	0.00
Total Paid to A-4 Holders	285,653.25

Class B
Coupon	4.42000%
Interest Paid	134,478.50
Principal Paid	0.00
Total Paid to B Holders	134,478.50

Class C
Coupon	4.62000%
Interest Paid	70,455.00
Principal Paid	0.00
Total Paid to C Holders	70,455.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.9944212
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.3595890
Total Distribution Amount	26.3540102

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.2659310
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	71.0111158
Total A-2a Distribution Amount	72.2770468

A-2b Interest Distribution Amount	1.2080728
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	71.0111158
Total A-2b Distribution Amount	72.2191886

A-3 Interest Distribution Amount	3.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.4000000

A-4 Interest Distribution Amount	3.4916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.4916667

B Interest Distribution Amount	3.6833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.6833333

C Interest Distribution Amount	3.8500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.8500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	176.50
Noteholders' Third Priority Principal Distributable Amount	616.52
Noteholders' Principal Distributable Amount	206.98

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/26	3,046,305.69
Investment Earnings	8,764.61
Investment Earnings Paid	(8,764.61)
Deposit/(Withdrawal)	-
Balance as of 10/15/26	3,046,305.69
Change	-

Required Reserve Amount	3,046,305.69